ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Business Acquisition Pro Forma Information
Intangible assets	$1,135,512
Goodwill	2,144,488
Net purchase price	$3,280,000

Unaudited pro forma results of operations data as if the Company and the subsidiary had occurred are as follows:

	For the six months ended June 30, 2013	For the six months ended June 30, 2012
Pro forma revenues	$7,424,979	$6,050,000
Pro forma loss from operations	(1,303,724)	(635,220)
Pro forma net loss	(1,422,158)	(569,431)
Pro forma loss per share	$(0.37)	$(0.13)
Pro forma diluted loss per share	$(0.37)	$(0.13)